Document and Entity Information	12 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	Modular Medical, Inc.
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Central Index Key	0001074871
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false